Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies (Textual)
Amortization related mortgage servicing rights totaling	$ 13	$ 12
Servicing mortgage loans	9,400	10,300
Loan sold under FHLB Program	821
Average loan serviced	9,900
Servicing fees	$ 15	$ 17
Fixed-rate mortgage loans with terms	30 years
Mortgage loans on real estate	95.00%
Loan-to-value, percentage	80.00%
Mortgage loans on real estate alternate percentage	90.00%
Funding target attainment percentage		87.39%
Deferred compensation	$ 2	$ 1
Liabilities totaled	49	47
Repayment of a loan	765	991
Expense for ESOP	$ 158	$ 188
Total shares surrendered plan totaled	156,787	156,700
Amounts contributed ESOP	$ 280	$ 280
Valuation adjustments	66	37
Fair value less costs to sell, carrying amount	117	5
Write-down	66	38
Deposits from related parties	2,200	1,900
Increase retained earnings	441
Inputs for determining fair value	13	84
income tax benefit	$ 141	(37)
Pentegra Db Plan [Member]
Summary of Significant Accounting Policies (Textual)
Plan contributions		$ 164,600	$ 367,100
Plan contributions, percentage	5.00%	5.00%
Expense related plans totaling	$ 1,200	$ 957
Construction Loans [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	80.00%
Multi Family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies (Textual)
Fixed-rate mortgage loans with terms	25 years
Mortgage loans on real estate alternate percentage	80.00%
Loans to Qualified Borrowers [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Loans Secured by Savings [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Textual)
Fair value, total	$ 76,000	$ 82
First Mortgage [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	80.00%